Nature of the Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Nature of the Business and Summary of Significant Accounting Policies [Abstract]
Schedule of dilutive securities
	Common Shares Issuable
	Nine Months Ended
	September 30,
	2014	2013
	(Unaudited)	(Unaudited)
Convertible Notes	145,399	136,402
Stock Options	2,315,000	2,285,000
Warrants	7,182,124	6,422,124
Total Common Shares Issuable	9,642,523	8,843,526

	Shares Issuable
	Years Ended December 31,
	2013	2012

Convertible Notes	139,175	128,174
Stock Options	2,285,000	2,269,000
Warrants	6,422,124	6,363,674
Total Shares of Common Stock Issuable	8,846,299	8,760,848

Schedule of persons and ownership percentages which are registered as Omagine LLC's shareholders with the Government of Oman

LLC Shareholder	Percent Ownership
Omagine	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

Percent
Shareholder	Ownership
Omagine, Inc.	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%